UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

Item 1. Schedule of Investments.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments
November 30, 2015 (Unaudited)

	Shares		Value
COMMON STOCKS (1.0%)
Biotechnology
NantKwest, Inc. (a)	10,000		$163,100
Sorrento Therapeutics, Inc. (a)	78,200		626,382
TOTAL COMMON STOCK (Cost $944,229)			$789,482

OPTIONS PURCHASED (0.7%) (a)
	Contracts
Call Options Purchased (0.2%)
iPath S&P 500 VIX Short-Term Futures ETN, Expires December 2015 at $20.00	800		18,400
iPath S&P 500 VIX Short-Term Futures ETN, Expires December 2015 at $20.00	1,500		120,750
PowerShares NASDAQ 100 ETF, Expires December 2015 at $116	1,500		23,250
Sorrento Therapeutics, Inc. Expires December 2015 at $20.00	500		5,000
Total Call Options Purchased (Premiums paid $551,365)			167,400

Put Options Purchased (0.3%)
CurrencyShares Euro Trust, Expires December 2015 at $97.50	2,000		19,000
CurrencyShares Euro Trust, Expires December 2015 at $102.00	2,000		169,000
PowerShares DB US Dollar Bullish ETF, Expires January 2015 at $25	5,000		27,500
Total Put Options Purchased (Premiums paid $236,500)			215,500

Over the Counter Options Purchased (0.0%)
Best of SPDR S&P 500 ETF at $198.46 and iShares 20+ Year
Treasury Bond ETF at $119.25, Expires December 2015 (d)	60,000		768
Total Put Options Purchased (Premiums paid $61,800)			768

Currency Options (0.2%)	Notional
USD Call / SAR Put, Expires February 2016 at 3.769	30,000,000	USD	119,310
USD Put / INR Call, Expires April 2016 at 64.00	7,500,000	USD	10,800
Total Currency Options (Premiums paid $180,375)			130,110

TOTAL OPTIONS PURCHASED (Premiums paid $1,030,040)			$513,778

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2015 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT (55.6%)
Fidelity Institutional Money Market Portfolio - Class I, 0.010% (b) (c)	43,711,515	$43,711,515
TOTAL SHORT-TERM INVESTMENT (Cost $43,711,515)		$43,711,515

TOTAL INVESTMENTS (57.3%) (Cost $45,685,784)		$45,014,775

OTHER ASSETS IN EXCESS OF LIABILITIES (42.7%)		33,596,201
TOTAL NET ASSETS (100.0%)		$78,610,976

* Illiquid security

(a) Non-income producing security.
(b) A portion of this security is held by the Subsidiary.
(c) Rate quoted is seven-day yield at period end.
(d) On the expiration date, the option of the best performing underlying instrument may be exercised.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2015 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (-6.0%)

EXCHANGE TRADED FUNDS (-6.0%)
iShares MSCI South Africa ETF	(25,000)	$(1,334,750)
iShares Nasdaq Biotechnology ETF	(10,000)	(3,343,700)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $4,772,077)		(4,678,450)

TOTAL SECURITIES SOLD SHORT (Proceeds $4,772,077)		$(4,678,450)

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2015 (Unaudited)

	Contracts		Value
WRITTEN OPTIONS (-0.5%)

Call Options Written (0.0%)
iPath S&P 500 VIX Short-Term Futures ETN, Expires December 2015 at $30.00	(1,500)		$(18,000)
Sorrento Therapeutics, Inc. Expires December 2015 at $30.00	(500)		(5,000)
Total Call Options Written (Premiums received $134,697)			(23,000)

Put Options Written (-0.1%)
CurrencyShares Euro Trust, Expires December 2015 at $99.00	(4,000)		(84,000)
Total Put Options Written (Premiums received $75,999)			(84,000)

Currency Options Written (-0.4%)	Notional
USD Call / INR Put, Expires April 2016 at 68.00 INR	(10,000,000)	USD	(185,860)
USD Call / INR Put, Expires May 2016 at 66.69 INR (a)	(5,000,000)	USD	(127,135)
Total Currency Options Written (Premiums received $286,500)			(312,995)

TOTAL WRITTEN OPTIONS
(Premiums received $497,196)			$(335,995)

(a) Option includes reverse knock in barrier at 70 INR/USD exchange rate. Exchange rate must increase above the barrier to activate the option payout.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2015 (Unaudited)

FORWARD CURRENCY CONTRACTS (0.3%)

	Settlement	Currency	USD Value	Currency	USD Value	Unrealized Appeciation /
Counterparty	Date	Delivered	November 30, 2015	Received	November 30, 2015	(Depreciation)
MS	December 4, 2015	32,367,500 CNH	$5,024,352	5,000,000 USD	$5,000,000	$(24,352)
MS	January 6, 2016	2,759,250,000 KRW	2,379,850	300,000,000 JPY	2,445,151	65,301
MS	January 29, 2016	25,948,800 CNH	4,005,529	4,000,000 USD	4,000,000	(5,529)
MS	February 4, 2016	177,850,000 THB	4,943,031	500,000,000 USD	5,000,000	56,969
MS	March 8, 2016	2,666,667 EUR	2,826,862	3,000,000 USD	3,000,000	173,138
MS	April 15, 2016	2,892,300,000 KRW	2,489,367	300,000,000 JPY	2,452,625	(36,742)
						$228,785

Counterparty abbreviations:
MS − Morgan Stanley

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2015 (Unaudited)

CREDIT DEFAULT SWAP CONTRACTS
			Rate Paid /			Up Front
	Buy / Sell		(Received)	Termination	Notional	Premium Paid	Fair	Unrealized
Counterparty	Protection	Reference Entity	by the Fund	Date	Amount	/ (Received)	Value	Gain / (Loss)
BAML	Buy	Federative Republic of Brazil 4.25% January 7, 2025	1.00%	9/20/2017	$23,750,000	$310,579	$735,020	$424,441
BAML	Sell	Federative Republic of Brazil 4.25% January 7, 2025	(1.00%)	9/20/2018	17,250,000	(493,620)	(1,159,593)	(665,973)
BAML	Buy	Federative Republic of Brazil 4.25% January 7, 2025	1.00%	9/20/2020	2,500,000	240,008	338,232	98,224
MS	Buy	Republic of Korea 7.125% April 16, 2019	1.00%	9/20/2020	10,000,000	(187,488)	(273,243)	(85,755)

TOTAL OF CREDIT DEFAULT SWAP CONTRACTS						$(130,521)	$(359,584)	$(229,063)

TOTAL RETURN SWAP CONTRACTS
			Rate Paid		Termination	Notional		Unrealized
Counterparty		Reference Entity (a)	by the Fund		Date	Amount		Gain / (Loss)
BAML		MLBX3MSE (b)	0.87%		1/13/2017	3,905,311		–
BAML		MLBX4SX6 (b)	2.20%		1/13/2017	5,891,987		–
BAML		MLBX73C0 (b)	1.75%		1/13/2017	31,265,942		–
BAML		MLBX73CD (b)	1.96%		1/13/2017	7,813,306		–
BAML		MLBXWCMR (b)	-		1/13/2017	3,493,031		–
BAML		MLCICOTE (b)	-		1/13/2017	3,792,100		–
BAML		MLCIKSAL (b)	0.75%		1/13/2017	7,809,709		–
BAML		MLCIKSPL (b)	0.60%		1/13/2017	3,880,693		–
BAML		MLCVNC3H (b)	1.30%		1/4/2016	2,568,166		–
BAML		MLCVNU3H (b)	1.45%		1/4/2016	2,390,741		–
BAML		MLCVNY3H (b)	0.95%		1/4/2016	2,554,701		–
BAML		MLEISVGL	1.10%		11/18/2016	3,859,050		15,912
BAML		MLEISVHY	0.60%		7/15/2016	4,662,580		17,070
BAML		MLEISVSO	1.50%		7/15/2016	1,990,302		10,441
BAML		MLEISVWM	1.40%		11/18/2016	3,411,475		24,802
BAML		MLEISWSP	1.20%		10/21/2016	4,191,840		23,733
BAML		MLTRINF5	0.35% + 3 Month LIBOR		12/22/2015	6,699,901		(725,805)
BAML		MLEISVEM	1.90%		9/16/2016	2,380,185		(10,051)
MS		DAXDS1215 *	-		12/18/2015	100,000 (EUR)		298,762
SG		DAXS61716 *	-		6/17/2016	125,000 (EUR)		274,965
SG		DAXVOLSWP *	-		6/17/2016	125,000 (EUR)		255,067
SG		SGI EFS 130/30 US Index	0.15% + 3 Month LIBOR		3/3/2016	5,000,000		–
SG		SGI US Gravity Index	0.56%		1/29/2016	8,000,000		–
SG		Wildcat Ludician 2 USD ER Index	0.56%		3/31/2016	3,000,000		–
SG		SX5EVOLSWP *	-		12/16/2016	125,000 (EUR)		199,480

TOTAL OF TOTAL RETURN SWAP CONTRACTS								$384,376

Counterparty abbreviations:
BAML − Bank of America Merrill Lynch
MS − Morgan Stanley
SG − Societe Generale

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2015 (Unaudited)

* Illiquid security

(a) The following is a description of each reference entity:

Merrill Lynch Wildcat Commodity Relative Value Indices (MLBX73C0, MLBX73CD, MLBX4SX6, MLCIKSPL, MLCIKSAL, MLBX3MSE, MLCVNC3H, MLCVNU3H, MLCVNY3H, MLBXWCMR, MLCICOTE) employ commodity relative value strategies using commodity futures across agriculture, energy, industrial metals, precious metals, and livestock.

Merrill Lynch Short Synthetic Variance Index - GL (MLEISVGL) trades SPDR Gold Trust variance.

Merrill Lynch Short Synthetic Variance Index - HY (MLEISVHY) trades iShares iBoxx High Yield Corporate Bond ETF variance.

Merrill Lynch Short Synthetic Variance Index - SO (MLEISVSO) trades United States Oil Fund LP variance.

Merrill Lynch Short Synthetic Variance Index - WM (MLEISVWM) trades iShares Russell 2000 ETF variance.

Merrill Lynch Short Synthetic Variance Index - WSP (MLEISWSP) trades SPDR S&P 500 ETF variance.

Infinity Q Custom Index Basket #5 (MLTRINF5) is a basket of long and short equity securities with a health care focus.

Merrill Lynch Short Synthetic Variance Index - EM (MLEISVEM) trades iShares MSCI Emerging Market ETF variance.

DAXDS1215, DAXS61716, and DAXVOLSWP are dispersion swaps on the German DAX Index.

SGI EFS 130/30 US Index aims to generate positive performance from potential momentum patterns in individual US equities.

SGI US Gravity Index aims to generate positive performance from potential mean-reversion patterns in the levels of the S&P 500 index using futures on the index.

Wildcat Lucidian 2 USD ER Index aims to generate positive performance from trading VIX Index futures.

SX5EVOLSWP is a dispersion swap on the EURO STOXX 50 Price EUR Index (SX5E).

(b) Positions held in Subsidiary. See Notes.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund

November 30, 2015 (Unaudited)

* As a percent of total investments.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2015 (Unaudited)

Consolidation of Subsidiary:

The Consolidated Schedule of Investments of the Infinity Q Diversified Alpha Fund (the “Fund”) includes the holdings of the Infinity Q Commodity Fund Ltd. (the “Subsidiary”).  The Subsidiary, a Cayman Islands Exempted Company, was incorporated on July 15, 2014, and is wholly-owned and controlled by the Fund.  The Subsidiary invests primarily in commodity index swaps and other commodity-linked derivative instruments, and the Fund may invest up to 25% of its totals assets in the Subsidiary.  The Fund’s policy is to consolidate entities when it is the sole or principal owner of such entity.  All inter-fund balances and transactions have been eliminated in consolidation.  The net assets of the Subsidiary at November 30, 2015, were $10,372,827, which represented 13.2% of the Fund’s net assets.

Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models.  The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates.  Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

Other financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.  Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by the Adviser using model pricing tailored to the type of security held.  The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates.

The liquidity of individual options is dynamic, and changes as a function of the market environment for the underlying security. The Fund values liquid options at mean price. For options deemed to be illiquid, the Adviser sources broker quotes, if available. If broker quotes are unavailable, the Adviser uses model pricing tailored to the type of option held. In addition, the Adviser conducts volatility surface interpolation, to estimate implied volatility. When modeling is used, these options are categorized as Level 3 in the fair value hierarchy. A primary input to the model is implied volatility; a 1% change in implied volatility could change the value by up to 11%, which, depending on the direction of the change and the Fund’s exposure, could either increase or decrease the position’s value.

The Adviser values Credit Default Swap (CDS) and are categorized in Level 2 using the ISDA Standard Upfront Model. For liquid CDS, the Adviser utilizes spread values quoted by a pricing service. For CDS deemed to be illiquid, spread values are sourced from broker quotes, and these positions are categorized as Level 3 in the fair value hierarchy.

The Fund makes dispersion investments using volatility and variance swaps. With the exception of dispersion trades, single stock volatility and variance swaps rarely trade. As a result, the Adviser deems these positions to be illiquid and classifies these positions as Level 3 in the fair value hierarchy. The Adviser uses model pricing to calculate the fair volatility level for each leg of the dispersion trade. The Adviser uses quotes from a pricing service and brokers to estimate implied volatility levels as an input to these models. A 1% change in the volatility spread could change the value by up to 50%, which, depending on the direction of the change, could either increase or decrease the position’s value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of November 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stock	$789,482	$-	$-	$789,482
Purchased Options	382,900	130,110	768	513,778
Short-Term Investments	43,711,515	-	-	43,711,515
Total Assets	$44,883,897	$130,110	$768	$45,014,775

Liabilities
Exchange Traded Funds	$(4,678,450)	$-	$-	$(4,678,450)
Total	$40,205,447	$130,110	$768	$40,336,325

Other Financial Instruments*
Written Options	$(107,000)	$(185,860)	$(127,135)	$(419,995)
Credit Default Swaps	-	(229,063)	-	(229,063)
Total Return Swaps	-	(643,898)	1,028,274	384,376
Forward Currency Contracts	-	228,785	-	228,785
Total Other Financial Instruments	$(107,000)	$(830,036)	$901,139	$(35,897)

* Other financial instruments are derivative instruments, including swap contracts, foreign currency contracts, and written options. Total return swap contracts and foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument, while credit default swap contracts and written options are valued at fair value.

The Fund recognizes transfers between Levels at the end of the reporting period. The CDS positions were transferred from Level 3 to Level 2 as they were determined to be liquid at period end. Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. Please refer to the Consolidated Schedule of Investments for further classification.

	Purchased Options	Written Options	Credit Default Swaps	Total Return Swaps
Balance at August 31, 2015	$337,725	$(223,790)	$(149,342)	$760,220
Purchased (Received)	61,800	-	-	-
Realized Gain (Loss)	438,500	-	-	-
Change in unrealized appreciation/depreciation	(173,257)	96,655	(79,721)	268,054
(Sale) Cover	(664,000)	-	-	-
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	229,063
Balance at November 30, 2015	$768	$(127,135)	$-	$1,028,274

Because tax adjustments are calculated annually, the above tables do not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By    /s/ Christopher E. Kashmerick
  Christopher E. Kashmerick, President and Principal Executive Officer

Date    January 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Russell B. Simon
 Russell B. Simon, Treasurer and Principal Financial Officer

Date    January 29, 2016